SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)		Dec. 29, 2022	Nov. 28, 2022	Aug. 31, 2022	Aug. 31, 2022	Aug. 15, 2022	Jun. 04, 2021	Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Short-Term Debt [Line Items]
Principal balance								$ 2,165,000	[1],[2]	$ 2,165,000	[1],[2],[3],[4]	$ 2,165,000	[3],[4]
Interest payable								149,377		134,581		85,685
Unamortized debt discount												(42,819)
Debt discount and premium								$ 2,314,377		$ 2,299,581		$ 2,207,866
Principal Converted					$ 1,467,000		$ 1,101,846
Accrued interest converted					$ 53,371		$ 6,060
Shares issued				6,081,484	6,081,484		8,522,125
Private Placement [Member]
Short-Term Debt [Line Items]
Principal Converted		$ 30,000	$ 50,000			$ 600,000
Shares issued		93,750	156,250			1,400,000
Private Placement [Member] | 2021 Notes [Member] | Officer [Member]
Short-Term Debt [Line Items]
Principal Converted	[2],[5]						$ 981,466
Accrued interest converted	[2],[5]						$ 5,398
Shares issued	[2],[5]						7,591,261
Private Placement [Member] | 2021 Notes [Member] | Consultants [Member]
Short-Term Debt [Line Items]
Principal Converted							$ 120,380
Accrued interest converted							$ 662
Shares issued							930,864

[1]	$2 million of principal, accrued interest and default penalties for notes issued prior to 2021, where settled by a third party in exchange for us issuing to them a note in the amount of $1 million.
[2]	Net cash received for these notes were $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).
[3]	$2 million of principal, accrued interest and default penalties for notes issued prior to 2021, where settled by a third party in exchange for us issuing to them a note in the amount of $1 million.
[4]	Net cash received for these notes were $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).
[5]	Net cash received for these notes were $1,380,960, after a Debt Discount of $86,040 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).